Basis of Preparation (Details) - Common shares	Jan. 27, 2021 shares	Jan. 26, 2021 shares	Dec. 31, 2020 shares
Disclosure of classes of share capital [line items]
Shares issued			474,811,340
Shares outstanding		474,811,340
Subsequent event
Disclosure of classes of share capital [line items]
Reverse share split ratio	0.1
Shares issued	47,481,134
Shares outstanding	47,481,134